Condensed Financial Information of the Parent Company (Details) - Schedule of statements of cash flows - parent company only - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (5,481,927)	$ (3,126,024)	$ 54,035
Adjustments to reconcile net income to net cash provided by operating activities
Stock-based compensation		100,936
Equity loss from equity investments	3,748,142	1,514,166	(763,425)
Changes in operating assets and liabilities:
Other receivables, net	(5,833)	57,400	332,599
Other payables	(7,405,803)	975,618	1,422,550
Net cash used in operating activities	(9,145,421)	(477,904)	1,045,759
Financing activities
IPO proceeds	13,244,329
Net cash provided by financing activities	13,244,329
Net increase (decrease) in cash and cash equivalents, and restricted cash	4,098,908	(477,904)	1,045,759
Cash and cash equivalents at beginning of year	1,030,340	1,508,244	462,485
Cash and cash equivalents at end of year	$ 5,129,248	$ 1,030,340	$ 1,508,244